LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
LEASE LIABILITIES	LEASE LIABILITIES

	Lease liabilities
	Current	Non Current	Total

Year ended December 31, 2024
Values at the beginning of the year	52,174	188,913	241,087
Translation differences	(1,764)	(9,639)	(11,403)
Net proceeds	5,006	8,034	13,040
Indexation	3,778	17,287	21,065
Repayments	(61,194)	—	(61,194)
Interest accrued	16,967	—	16,967
Interest paid	(9,438)	—	(9,438)
Reclassifications	40,929	(40,929)	—

As of December 31, 2024	46,458	163,666	210,124

Year ended December 31, 2023
Values at the beginning of the year	49,015	190,134	239,149
Translation differences	(750)	4,799	4,049
Acquisition of business (Note 3)	8,009	17,668	25,677
Net proceeds	2,746	11,810	14,556
Indexation	5,755	5,384	11,139
Repayments	(58,900)	—	(58,900)
Interest accrued	16,200	—	16,200
Interest paid	(10,783)	—	(10,783)
Reclassifications	40,882	(40,882)	—

As of December 31, 2023	52,174	188,913	241,087

	As of December 31, 2024	As of December 31, 2023

Commitments in relation to finance leases are payable as follows:
Within one year	59,433	57,002
Later than one year but not later than five years	146,282	159,888
Later than five years	87,878	87,557
Minimum lease payments	293,593	304,447
Future finance charges	(83,469)	(63,360)
Total Financial lease liabilities	210,124	241,087

The present value of finance lease liabilities is as follows:
Within one year	46,458	52,174
Later than one year but not later than five years	117,195	140,330
Later than five years	46,471	48,583

Total minimum lease payments	210,124	241,087